Organization and Description of Business - Additional Information (Details) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
	Jun. 06, 2022 USD ($) $ / shares shares	May 12, 2022 $ / shares shares	Jun. 30, 2022 Segment $ / shares shares	Dec. 31, 2021 Segment $ / shares shares	Jun. 21, 2022 $ / shares
Subsidiary Sale Of Stock [Line Items]
Number of reportable segment | Segment			3	3
Pro Frac L L C
Subsidiary Sale Of Stock [Line Items]
Ownership percentage by ProFrac Corp.			29.00%
Ownership percentage by PFH Unit holders			71.00%
Class A Common Stock
Subsidiary Sale Of Stock [Line Items]
Common stock, par value			$ 0.01	$ 0.01
Sale of stock, offering price per share					$ 21.49
Sale of stock, net proceeds | $	$ 301.7
Redemption of membership ownership interests | $	72.9
Common stock, outstanding | shares			41,237,003	41,237,003
Class A Common Stock | Pro Frac L L C
Subsidiary Sale Of Stock [Line Items]
Ownership percentage by ProFrac Corp.			29.00%
Common stock, outstanding | shares			41,200,000
Class B Common Stock
Subsidiary Sale Of Stock [Line Items]
Common stock, par value			$ 0.01	$ 0.01
Sale of stock, offering price per share			$ 18
Common stock, outstanding | shares			101,133,201	101,133,201
Class B Common Stock | Pro Frac L L C
Subsidiary Sale Of Stock [Line Items]
Ownership percentage by PFH Unit holders			71.00%
Common stock, outstanding | shares			101,100,000
New Term Loan Credit Facility | Class A Common Stock
Subsidiary Sale Of Stock [Line Items]
Outstanding borrowings paid down | $	143.8
Back Stop Note | Class A Common Stock
Subsidiary Sale Of Stock [Line Items]
Outstanding borrowings paid down | $	22.0
Closing Date Note | Class A Common Stock
Subsidiary Sale Of Stock [Line Items]
Outstanding borrowings paid down | $	22.0
Equify Bridge Note | Class A Common Stock
Subsidiary Sale Of Stock [Line Items]
Outstanding borrowings paid down | $	$ 20.8
IPO | Class A Common Stock
Subsidiary Sale Of Stock [Line Items]
Sale of stock, number of shares sold | shares		16,000,000
Common stock, par value		$ 0.01
Sale of stock, offering price per share		$ 18
Over-Allotment Option | Class A Common Stock
Subsidiary Sale Of Stock [Line Items]
Sale of stock, number of shares sold | shares	2,228,153
Sale of stock, offering price per share	$ 18